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                     ATLANTA CAPITAL INTERMEDIATE BOND FUND
                     ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                         ATLANTA CAPITAL SMALL-CAP FUND
                                    R Shares
                            Supplement to Prospectus
                             dated February 1, 2003


1. THE FOLLOWING REPLACES THE FIFTH SENTENCE OF THE SECOND PARAGRAPH UNDER THE SECTION "PURCHASING SHARES":

An account application form must be promptly forwarded to the transfer agent. You may request a current account application by calling 800-225-6265.


2. THE INSTRUCTIONS FOR WIRING FUNDS TO PURCHASE SHARES UNDER "PURCHASING SHARES" ARE AMENDED BY REPLACING THE REFERENCE TO "BOSTON SAFE DEPOSIT & TRUST CO." WITH "MELLON TRUST OF NEW ENGLAND N.A."


3. THE ACCOUNT APPLICATION IN THE BACK OF THIS PROSPECTUS IS DELETED.



October 3, 2003